Segment Reporting - Schedule of Asset Reconciliation (Details) - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Schedule of Asset Reconciliation [Line items]
Total assets from reportable segments		$ 614,641	$ 504,179	$ 142,020
Other assets	[1]	654,619		162,549
Consolidated total assets		614,641	$ 504,179	142,020
Operating Segments [Member]
Schedule of Asset Reconciliation [Line items]
Total assets from reportable segments		50,817		13,233
Consolidated total assets		50,817		13,233
Intersegment Eliminations [Member]
Schedule of Asset Reconciliation [Line items]
Elimination of intersegment receivables		(45,798)		(14,430)
Elimination of intersegment investment and goodwill		$ (44,997)		$ (19,332)

[1]	Assets from segments below the quantitative thresholds are attributable to operating activities including semiconductor sales and distribution, as well as the newly acquired Wecan and Miraex. None of these individual segments met the quantitative thresholds for reportable segments during the period. Most of Other assets refers to SEALSQ Corp, as the holding is currently excluded from the reportable segments and consists mostly of cash.